Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Basic Value V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.9%
Boeing Co. (The)
(a)
.................... 24,837 $ 5,360,570
L3Harris Technologies, Inc. .............. 5,654 1,726,788
RTX Corp. ......................... 11,876 1,987,211
9,074,569
Automobile Components — 2.8%
Aptiv plc
(a)
.......................... 89,578 7,723,415
Lear Corp.
(b)
........................ 9,364 942,112
8,665,527
Automobiles — 1.6%
General Motors Co. ................... 84,547 5,154,831
Banks — 9.5%
Citigroup, Inc. ....................... 96,441 9,788,762
First Citizens BancShares, Inc. , Class A ...... 3,717 6,650,308
JPMorgan Chase & Co. ................ 5,426 1,711,523
Wells Fargo & Co. .................... 135,781 11,381,163
29,531,756
Broadline Retail — 3.8%
(a)
Amazon.com, Inc. .................... 41,007 9,003,907
PDD Holdings, Inc. , ADR ................ 21,128 2,792,488
11,796,395
Building Products — 1.7%
Fortune Brands Innovations, Inc. .......... 99,280 5,300,559
Capital Markets — 3.1%
Carlyle Group, Inc. (The) ................ 27,816 1,744,063
Charles Schwab Corp. (The) ............. 18,187 1,736,313
Intercontinental Exchange, Inc. ........... 36,054 6,074,378
9,554,754
Chemicals — 1.6%
PPG Industries, Inc. ................... 46,590 4,897,075
Commercial Services & Supplies — 1.9%
Rentokil Initial plc ..................... 1,190,640 6,031,482
Communications Equipment — 1.0%
Cisco Systems, Inc. ................... 45,139 3,088,410
Consumer Staples Distribution & Retail — 1.9%
Dollar General Corp. .................. 58,160 6,010,836
Containers & Packaging — 1.7%
Sealed Air Corp.
(b)
.................... 147,687 5,220,735
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc. ............ 32,782 1,440,769
Electric Utilities — 2.4%
Exelon Corp. ........................ 140,370 6,318,054
PG&E Corp. ........................ 70,316 1,060,365
7,378,419
Entertainment — 2.2%
Electronic Arts, Inc. ................... 34,203 6,898,745
Financial Services — 3.1%
Fidelity National Information Services, Inc. .... 123,176 8,122,226
Visa, Inc. , Class A .................... 4,529 1,546,110
9,668,336
Food Products — 2.2%
Campbell's Co. (The)
(b)
................. 46,100 1,455,838
Kraft Heinz Co. (The) .................. 204,111 5,315,050
6,770,888
Security
Shares
Shares Value
Health Care Equipment & Supplies — 6.2%
Baxter International, Inc. ................ 283,983 $ 6,466,293
Becton Dickinson & Co. ................ 35,490 6,642,663
Medtronic plc ....................... 64,708 6,162,790
19,271,746
Health Care Providers & Services — 5.0%
Cardinal Health, Inc.
(b)
.................. 42,589 6,684,770
CVS Health Corp. .................... 24,391 1,838,838
Elevance Health, Inc. .................. 11,919 3,851,267
Labcorp Holdings, Inc. ................. 11,839 3,398,503
15,773,378
Health Care REITs — 0.9%
Healthcare Realty Trust, Inc. , Class A
(b)
...... 160,930 2,901,568
Household Durables — 1.5%
Sony Group Corp. , ADR
(b)
............... 158,748 4,570,355
Insurance — 2.4%
American International Group, Inc. ......... 15,940 1,251,928
Fidelity National Financial, Inc. , Class A ...... 76,791 4,645,087
Sony Financial Group, Inc. , ADR
(a)
......... 31,750 117,473
Willis Towers Watson plc ................ 4,415 1,525,162
7,539,650
Interactive Media & Services — 3.0%
Alphabet, Inc. , Class C ................. 29,640 7,218,822
Pinterest, Inc. , Class A
(a)
................ 63,990 2,058,558
9,277,380
IT Services — 0.4%
Cognizant Technology Solutions Corp. , Class A . 18,850 1,264,270
Leisure Products — 0.5%
Hasbro, Inc. ........................ 19,300 1,463,905
Machinery — 1.5%
CNH Industrial NV .................... 134,954 1,464,251
Fortive Corp. ........................ 65,829 3,224,963
4,689,214
Media — 2.9%
Comcast Corp. , Class A ................ 178,112 5,596,279
WPP plc ........................... 711,527 3,546,758
9,143,037
Metals & Mining — 0.9%
Teck Resources Ltd. , Class B ............ 67,111 2,943,973
Multi-Utilities — 2.5%
Dominion Energy, Inc. .................. 99,195 6,067,758
Sempra ........................... 18,327 1,649,064
7,716,822
Oil, Gas & Consumable Fuels — 5.8%
BP plc , ADR
(b)
....................... 256,125 8,826,068
Enterprise Products Partners LP ........... 293,698 9,183,936
18,010,004
Pharmaceuticals — 3.0%
AstraZeneca plc ..................... 8,056 1,234,188
Bristol-Myers Squibb Co. ................ 32,690 1,474,319
Sanofi SA , ADR
(b)
..................... 142,401 6,721,327
9,429,834
Professional Services — 4.8%
Leidos Holdings, Inc. .................. 9,337 1,764,320
Maximus, Inc. ....................... 44,250 4,043,122
SS&C Technologies Holdings, Inc. ......... 103,603 9,195,802
15,003,244

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Basic Value V.I. Fund
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 0.5%
STMicroelectronics NV, NYRS , ADR ........ 59,200 $ 1,672,992
Technology Hardware, Storage & Peripherals — 8.9%
HP, Inc. ........................... 217,246 5,915,608
Samsung Electronics Co. Ltd. ............ 215,717 12,932,305
Western Digital Corp. .................. 73,716 8,850,343
27,698,256
Textiles, Apparel & Luxury Goods — 1.3%
Swatch Group AG (The) , ADR
(b)
........... 432,293 4,063,554
Tobacco — 1.9%
British American Tobacco plc , ADR ......... 113,391 6,018,794
Trading Companies & Distributors — 1.0%
WESCO International, Inc. ............... 14,730 3,115,395
Total Long-Term Investments — 98 .7%
(Cost: $ 267,515,841 ) .............................. 308,051,457
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(e)
................... 25,731,192 $ 25,744,057
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01% ..................... 4,396,852 4,396,852
Total Short-Term Securities — 9 .7%
(Cost: $ 30,142,149 ) ............................... 30,140,909
Total Investments — 108 .4%
(Cost: $ 297,657,990 ) .............................. 338,192,366
Liabilities in Excess of Other Assets — (8.4) % ............. (26,149,216)
Net Assets — 100.0% ...............................
$ 312,043,150
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 27,525,720 $ — $ (1,788,087)
(a)
$ 6,934 $ (510) $ 25,744,057 25,731,192 $ 186,346
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 4,327,006 69,846
(a)
— — — 4,396,852 4,396,852 89,085 —
$ 6,934 $ (510) $ 30,140,909 $ 275,431 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Basic Value V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 9,074,569 $ — $ — $ 9,074,569
Automobile Components .................................. 8,665,527 — — 8,665,527
Automobiles .......................................... 5,154,831 — — 5,154,831
Banks ............................................... 29,531,756 — — 29,531,756
Broadline Retail ........................................ 11,796,395 — — 11,796,395
Building Products ....................................... 5,300,559 — — 5,300,559
Capital Markets ........................................ 9,554,754 — — 9,554,754
Chemicals ............................................ 4,897,075 — — 4,897,075
Commercial Services & Supplies ............................. — 6,031,482 — 6,031,482
Communications Equipment ................................ 3,088,410 — — 3,088,410
Consumer Staples Distribution & Retail ........................ 6,010,836 — — 6,010,836
Containers & Packaging .................................. 5,220,735 — — 5,220,735
Diversified Telecommunication Services ........................ 1,440,769 — — 1,440,769
Electric Utilities ........................................ 7,378,419 — — 7,378,419
Entertainment ......................................... 6,898,745 — — 6,898,745
Financial Services ...................................... 9,668,336 — — 9,668,336
Food Products ......................................... 6,770,888 — — 6,770,888
Health Care Equipment & Supplies ........................... 19,271,746 — — 19,271,746
Health Care Providers & Services ............................ 15,773,378 — — 15,773,378
Health Care REITs ...................................... 2,901,568 — — 2,901,568
Household Durables ..................................... 4,570,355 — — 4,570,355
Insurance ............................................ 7,422,177 117,473 — 7,539,650
Interactive Media & Services ............................... 9,277,380 — — 9,277,380
IT Services ........................................... 1,264,270 — — 1,264,270
Leisure Products ....................................... 1,463,905 — — 1,463,905
Machinery ............................................ 4,689,214 — — 4,689,214
Media ............................................... 5,596,279 3,546,758 — 9,143,037
Metals & Mining ........................................ 2,943,973 — — 2,943,973
Multi-Utilities .......................................... 7,716,822 — — 7,716,822
Oil, Gas & Consumable Fuels ............................... 18,010,004 — — 18,010,004
Pharmaceuticals ....................................... 8,195,646 1,234,188 — 9,429,834
Professional Services .................................... 15,003,244 — — 15,003,244
Semiconductors & Semiconductor Equipment .................... 1,672,992 — — 1,672,992
Technology Hardware, Storage & Peripherals .................... 14,765,951 12,932,305 — 27,698,256
Textiles, Apparel & Luxury Goods ............................ 4,063,554 — — 4,063,554
Tobacco ............................................. 6,018,794 — — 6,018,794
Trading Companies & Distributors ............................ 3,115,395 — — 3,115,395

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Basic Value V.I. Fund
5
Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 30,140,909 $ — $ — $ 30,140,909
$ 314,330,160 $ 23,862,206 $ — $ 338,192,366
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)